TRANSACTIONS AND BALANCES WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2011
TRANSACTIONS AND BALANCES WITH RELATED PARTIES [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 11 - TRANSACTIONS AND BALANCES WITH RELATED PARTIES

The total directors' fees (including the chairman of the Board) for the year 2011 amounted to $205 (2010 - $227, 2009 - $210). The number of stock options granted to directors in 2011 amounted to 50,000 (125,000 were granted in 2010 and 70,000 were granted in 2009). Revenue from sales to a related party in 2009 amounted $26.